Taxes on Income (Schedule of income tax reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Israeli Statutory Income Tax Rate	$ 163	$ 6,268	$ 2,931
Israeli Statutory Income Tax Rate	23.00%	23.00%	23.00%
Income (loss) before taxes as reported in the consolidated statements of operations	$ 708	$ 27,253	$ 12,742
Stock Based Compensation, Amount	$ 868
Stock Based Compensation, Percent	122.00%
Changes in valuation allowance, Amount	$ (2,101)	(4,459)	(479)
Changes in valuation allowance, Percent	(297.00%)
Uncertain tax positions, Amount	$ 1,001
Uncertain tax positions, Percent	141.00%
Withholding Taxes, Amount	$ 223
Withholding Taxes, Percent	31.00%
Intercompany deemed interest, Amount	$ 399
Intercompany deemed interest, Percent	56.00%
Prepaid taxes on excess employee benefits, Amount	$ 118
Prepaid taxes on excess employee benefits, Percent	17.00%
Other, Amount	$ (102)	(936)	713
Other, Percent	(14.00%)
Non-deductible expenses and other permanent differences		1,328	2,411
Non-deductible expenses related to employee stock options		989	946
Other, Amount	$ 33
Other, Percent	4.00%
Effective tax expenses, Amount	$ 2,798	$ 3,190	$ 6,522
Effective tax expenses, Percent	395.00%
USA [Member]
Effective Income Tax Rate Reconciliation [Line Items]
State and Local Taxes, Amount	$ 154
State and Local Taxes, Percent	22.00%
Changes in valuation allowance, Amount	$ (357)
Changes in valuation allowance, Percent	(50.00%)
Withholding Taxes, Amount	$ 188
Withholding Taxes, Percent	27.00%
Other, Amount	$ 77
Other, Percent	11.00%
Norway [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Changes in valuation allowance, Amount	$ 269
Changes in valuation allowance, Percent	38.00%
Other, Amount	$ 6
Other, Percent	1.00%
Brazil [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Nontaxable or nondeductible items, Amount	$ 1,598
Nontaxable or nondeductible items, Percent	226.00%
Deferred Taxes, Amount	$ (1,327)
Deferred Taxes, Percent	(187.00%)
Other, Amount	$ (171)
Other, Percent	(24.00%)
Colombia [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, Amount	$ 176
Foreign tax effects, Percent	25.00%
Other, Amount	$ (106)
Other, Percent	(15.00%)
Mexico [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Nontaxable or nondeductible items, Amount	$ (367)
Nontaxable or nondeductible items, Percent	(52.00%)
Changes in valuation allowance, Amount	$ 144
Changes in valuation allowance, Percent	20.00%
Other, Amount	$ 67
Other, Percent	10.00%
India [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, Amount	$ 991
Foreign tax effects, Percent	140.00%
Other, Amount	$ 77
Other, Percent	11.00%
Paraguay [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, Amount	$ (160)
Foreign tax effects, Percent	(23.00%)
Nontaxable or nondeductible items, Amount	$ (219)
Nontaxable or nondeductible items, Percent	(31.00%)
Other, Amount	$ 173
Other, Percent	24.00%
Nigeria [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred Taxes, Amount	$ 168
Deferred Taxes, Percent	24.00%
Other, Amount	$ (93)
Other, Percent	(13.00%)
Argentina [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, Amount	$ 253
Foreign tax effects, Percent	36.00%
Other, Amount	$ 76
Other, Percent	11.00%
Peru [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred Taxes, Amount	$ 133
Deferred Taxes, Percent	19.00%
Other, Amount	$ 39
Other, Percent	6.00%
South Africa [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Other, Amount	$ 144
Other, Percent	20.00%
Other Countries [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Other, Amount	$ 263
Other, Percent	37.00%